CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (unaudited) - USD ($)	Total		Members' Equity	Common Partners	Common Stock	Accumulated Deficit	Additional Paid-in Capital	AOCL
Balance beginning of the period (in shares) at Dec. 31, 2015					0
Balance beginning of the period at Dec. 31, 2015	$ 413,946,770				$ 0	$ 0	$ 0	$ (5,926,968)
Balance beginning of the period at Dec. 31, 2015			$ 90,783,508	$ 329,090,230
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net loss	(4,044,833)		(4,044,833)
Partners' Capital Account, Distributions	(5,000,000)		(5,000,000)
Equity based compensation	(18,683)			(18,683)
LLC Conversion (Note 1)				(296,986,430)			296,986,430
Issuance of common stock at public offering, net of offering costs (in shares)					37,500,000
Issuance of common stock at public offering, net of offering costs	103,074,661				$ 375,000		102,699,661
Stock-based compensation	519,830						519,830
Other comprehensive income	$ 2,710,605							2,710,605
Balance end of the period (in shares) at Dec. 31, 2016	37,500,000				37,500,000
Balance end of the period at Dec. 31, 2016	$ 422,780,355				$ 375,000	(56,322,878)	400,205,921	(3,216,363)
Ending balance at Dec. 31, 2016			81,738,675	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net loss	(4,981,279)	[1],[2]	(44,765)			(4,936,514)
Equity based compensation	569,831						569,831
Other comprehensive income	$ 228,110							228,110
Balance end of the period (in shares) at Mar. 31, 2017	37,500,000				37,500,000
Balance end of the period at Mar. 31, 2017	$ 418,597,017				$ 375,000	$ (61,259,392)	$ 400,775,752	$ (2,988,253)
Ending balance at Mar. 31, 2017			$ 81,693,910	$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.